EARNINGS PER SHARE (Details)		1 Months Ended						12 Months Ended
	Jul. 24, 2020 USD ($)	Jun. 30, 2021 USD ($) EquityInstruments	Feb. 28, 2021 EquityInstruments	Jan. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Aug. 31, 2020 EquityInstruments	Dec. 31, 2018 USD ($)	Jun. 30, 2021 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares
Earnings per share [Abstract]
Shares excluded | shares								735,475
Number of shares vested (in shares) | EquityInstruments								1,442
Number of shares granted (in shares) | EquityInstruments								525,143
Warrants vested (in shares) | shares								502,205	288,748
Basic and diluted earnings per share [Abstract]
Total - Income attributable to shareholders of the Holding Company								$ 2,847,000	$ 7,770,000	$ 10,965,000
Continuing operations - Income / (loss) attributable to shareholders of the Holding Company								2,847,000	7,770,000	(4,519,000)
Total - Income attributable to ordinary shareholders of the company								2,847,000	0	0
Continuing operations - Income attributable to ordinary shareholders of the company								$ 2,847,000	$ 0	$ 0
Weighted average number of ordinary shares - basic (in shares) | shares								17,649,446	1,176,370	956,835
Total - Basic earnings per share (in dollars per share) | $ / shares								$ 0.16	$ 0	$ 0
Continuing operations - Basic earnings per share (in dollars per share) | $ / shares								$ 0.16	$ 0	$ 0
Weighted average number of ordinary shares - diluted (in shares) | shares								18,384,921	12,936,962	12,461,182
Total - Diluted earnings per share (in dollars per share) | $ / shares								$ 0.15	$ 0	$ 0
Continuing operations - Diluted earnings / (loss) per share (in dollars per share) | $ / shares								$ 0.15	$ 0	$ (0.36)
Restricted Share Awards [Member]
Earnings per share [Abstract]
Number of shares vested (in shares)									1,176,370
Number of shares granted (in shares)							2,373,374		1,841,660
Number of shares unvested (in shares) | shares									665,291
2020 Long Term Incentive Plan [Member]
Earnings per share [Abstract]
Number of shares vested (in shares)								1,442
Number of shares granted (in shares)		27,800	23,500	20,000	97,000	341,843		510,143	338,432
Number of options vested (in shares) | shares									40,500
Number of options issued (in shares)									338,432
Series A, Series B and Series C [Member]
Basic and diluted earnings per share [Abstract]
Total - Income attributable to shareholders of the Holding Company								$ 0	$ 0	$ 0
Series B and C Convertible Stock [Member]
Earnings per share [Abstract]
Total dividends payable		$ 91,800,000						91,800,000
Series A [Member]
Earnings per share [Abstract]
Total dividends payable		$ 9,500,000						$ 9,500,000
Series A [Member] | TRGI [Member]
Earnings per share [Abstract]
Total dividends paid	$ 4,000,000